Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥) director	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operations
Costs and expenses allocated from SINA		$ 31,724	$ 33,157	$ 36,483
Interest-free loans to the VIE's shareholders		83,600	80,200
VIEs and VIEs' subsidiaries accumulated earnings (deficit)		14,000	(117,300)
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		2,298,941	1,890,632
Short-term investments		106,139	459,852
Accounts receivable		400,209	339,754
Prepaid expenses and other current assets		330,356	348,774
Property and equipment, net		282,442	215,034
Operating lease assets		153,763	154,717
Intangible assets, net		96,080
Goodwill		169,280	162,223	166,436	$ 120,151
Long-term investments		1,663,346	1,389,199	1,320,386	993,630
Other non-current assets		14,949	61,377
Total assets		7,091,186	6,504,499
Accounts payable		248,977	158,435
Accrued and other liabilities		634,447	640,207
Income taxes payable		80,049	84,690
Deferred revenues		$ 78,315	$ 72,642
Other Liability, Current, Related Party, Type [Extensible Enumeration]		srt:SubsidiariesMember	srt:SubsidiariesMember
Operating lease liabilities		$ 42,392
Deferred tax liabilities		119,302	$ 61,052
Other non-current liabilities		16,591	3,069
Total liabilities		3,083,623	2,925,613
Redeemable non-controlling interests		54,006	51,012
Total shareholders' equity (deficit)		3,974,735	3,533,783	3,448,888	$ 3,344,745
Total liabilities, redeemable non-controlling interests and shareholders' equity		7,091,186	6,504,499
Results of operations of the VIEs and their subsidiaries
Total revenues		1,757,216	1,754,677	1,759,836
Net income		449,020	300,801	342,598
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities		519,479	639,898	672,820
Net cash provided by (used in) investing activities		66,617	(246,900)	(736,846)
Net cash provided by (used in) financing activities		(227,293)	(1,029,439)	21,690
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 210,900	202,500
Term of loan agreements		10 years
Term of trademark license agreements		1 year
Service fees revenue charged to VIE		$ 651,600	712,400	714,800
Third parties
Assets and liabilities of the VIEs and their subsidiaries
Accounts receivable		$ 314,668	256,670
Weimeng
Contractual Arrangements with the VIE
Equity interest		99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Cash and cash equivalents		$ 757,963	678,562
Short-term investments		78,918	94,770
Accounts receivable		382,712	315,354
Prepaid expenses and other current assets		187,900	168,186
Property and equipment, net		55,205	1,276
Operating lease assets		26,537	20,922
Intangible assets, net		96,081	109,577
Goodwill		169,280	162,223
Long-term investments		389,262	238,142
Other non-current assets		63,550	166,591
Total assets		2,211,626	1,953,246
Accounts payable		183,768	114,034
Accrued and other liabilities		356,918	389,208
Income taxes payable		28,352	27,439
Deferred revenues		40,202	38,066
Amount due to the subsidiaries of the Group		1,398,290	1,325,148
Operating lease liabilities		31,600	25,304
Deferred tax liabilities		39,036	22,558
Other non-current liabilities		16,591	3,069
Total liabilities		2,094,757	1,944,826
Redeemable non-controlling interests		32,828	45,103
Total shareholders' equity (deficit)		84,041	(36,683)
Total liabilities, redeemable non-controlling interests and shareholders' equity		2,211,626	1,953,246
Results of operations of the VIEs and their subsidiaries
Total revenues		1,509,928	1,512,278	1,531,675
Net income		131,201	8,220	25,343
Cash flows of the VIE and its subsidiary
Net cash provided by operating activities		60,922	202,668	159,891
Net cash provided by (used in) investing activities		(22,453)	(75,876)	88,119
Net cash provided by (used in) financing activities		10,127	(56,719)	(260,289)
Contractual Arrangements with the VIE
Costs and expenses		$ 7,700	6,700	6,600
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
SINA | Related party
Contractual Arrangements with the VIE
Costs and expenses		$ 31,724	33,157	36,483
SINA | Consolidated VIEs
Assets and liabilities of the VIEs and their subsidiaries
Amount due from (to) SINA		4,218	(2,357)
Cost of revenues
Operations
Costs and expenses allocated from SINA		5,547	9,835	12,313
Product development
Operations
Costs and expenses allocated from SINA		8,202	7,042	6,850
General and administrative
Operations
Costs and expenses allocated from SINA		$ 17,975	$ 16,280	$ 17,320